Others (Details) - Schedule of Maturity of Non-Derivative Financial Liabilities - TWD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-derivative financial liabilities
Short-term borrowings	$ 91,791	$ 91,679	$ 90,629
Accounts payable	346	29	428
Other payables	11,561	11,069	8,667
Other payables to related parties	2,487
Lease liability	9,202	8,007	12,219
Long-term borrowings (including current portion)	48,912	51,526	58,047
Less than 1 year [Member]
Non-derivative financial liabilities
Short-term borrowings	91,791	91,679	90,629
Accounts payable	346	29	428
Other payables	11,561	11,069	8,667
Other payables to related parties	2,487
Lease liability	5,763	8,007	8,999
Long-term borrowings (including current portion)	11,109	14,074	19,925
Between 1 and 2 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Accounts payable
Other payables
Other payables to related parties
Lease liability	1,684		3,220
Long-term borrowings (including current portion)	12,383	13,385	19,472
Over 2 years [Member]
Non-derivative financial liabilities
Short-term borrowings
Accounts payable
Other payables
Other payables to related parties
Lease liability	1,755
Long-term borrowings (including current portion)	$ 25,420	$ 24,067	$ 18,650